UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

Claymore Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore Peroni Equity Opportunities Fund

Portfolio of Investments | February 28, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 90.5%
	Consumer Discretionary - 8.1%
4,530	Cabela’s, Inc. (a)	$112,616
1,525	International Game Technology	62,906
500	J.C. Penney Co., Inc.	40,555
1,916	Life Time Fitness, Inc. (a)	91,585
2,425	Marriott International, Inc. - Class A	116,182
930	Omnicom Group, Inc.	96,357
1,190	Starwood Hotels & Resorts Worldwide, Inc.	78,302

		598,503

	Consumer Staples - 1.0%
2,168	Bare Escentuals, Inc. (a)	75,425

	Energy - 9.7%
1,595	Core Laboratories N.V. (Netherlands) (a)	125,814
1,120	Devon Energy Corp.	73,595
1,470	Hess Corp.	77,984
1,525	Holly Corp.	84,592
1,480	ONEOK Partners L.P.	95,815
1,590	Peabody Energy Corp.	64,236
1,760	Penn Virginia Corp.	122,637
1,055	Suncor Energy, Inc. (Canada)	75,042

		719,715

	Financials - 15.0%
1,690	A.G. Edwards, Inc.	108,515
915	Bear Stearns Cos., Inc.	139,300
3,370	EZCORP, Inc. - Class A (a)	50,045
4,436	Host Hotels & Resorts, Inc.	116,578
1,640	JP Morgan Chase & Co.	81,016
1,090	Lehman Brothers Holdings, Inc.	79,897
5,995	Loews Corp.	260,423
1,520	MetLife, Inc.	95,988
2,155	NYSE Group, Inc. (a)	182,959

		1,114,721

	Health Care - 13.7%
2,541	AMN Healthcare Services, Inc. (a)	70,640
5,440	Advocat, Inc. (a)	94,928
3,380	Alnylam Pharmaceuticals, Inc. (a)	63,544
1,180	Bard (C.R.), Inc.	94,164
2,595	DJO, Inc. (a)	101,672
2,510	Manor Care, Inc.	134,486
3,105	Merck & Co., Inc.	137,117
2,170	Sunrise Senior Living, Inc. (a)	85,042
2,430	Thermo Fisher Scientific, Inc. (a)	110,006
2,800	West Pharmaceutical Services, Inc.	126,728

		1,018,327

	Industrials - 17.8%
1,535	Ameron International Corp.	113,406
1,120	Armor Holdings, Inc. (a)	71,333
4,440	CSX Corp.	167,255
2,856	Corrections Corp. of America (a)	149,540
1,325	Danaher Corp.	94,923
1,690	Emerson Electric Co.	72,822
980	General Dynamics Corp.	74,931
5,110	General Electric Co.	178,441
1,910	Jacobs Engineering Group, Inc. (a)	172,549
975	Lockheed Martin Corp.	94,848
1,645	Stericycle, Inc. (a)	127,997

		1,318,045

	Information Technology - 12.4%
2,130	Alliance Data Systems Corp. (a)	127,268
1,430	Amphenol Corp. - Class A	92,292
1,385	Anixter International, Inc. (a)	85,870
930	Apple Computer, Inc. (a)	78,687
1,640	Cognizant Technology Solutions Corp. (a)	147,928
2,320	FactSet Research Systems, Inc.	141,195
210	Google, Inc. (a)	94,385
24,350	Sun Microsystems, Inc. (a)	149,265

		916,890

	Materials - 11.8%
1,120	Air Products & Chemicals, Inc.	83,798
1,525	Albemarle Corp.	124,821
1,220	Aptargroup, Inc.	80,276
1,400	Carpenter Technologoy Corp.	165,970
2,185	FMC Corp.	160,750
1,680	Monsanto Co.	88,519
1,090	Nucor Corp.	66,348
930	Vulcan Materials Co.	108,336

		878,818

	Telecommunication Services - 1.0%
1,680	America Movil S.A. de C.V. - ADR, Ser L (Mexico)	73,584

	Total Long-Term Investments - 90.5% (Cost $6,156,971)	6,714,028

	Short-Term Investments - 11.4%
	U.S. Government Agency Obligations - 11.4%
	Federal Home Loan Bank Discount Note ($845,000 par, yielding 5.10%, 03/01/07 maturity) (Cost $844,882)	845,000

	Total Investments - 101.9% (Cost $7,001,853)	7,559,028
	Liabilities in Excess of Other Assets - (1.9%)	(139,668)

	Net Assets - 100.0%	$7,419,360

ADR - American Depositary Receipt

L.P. - Limited Partnership

(a)	Non-income producing security.

Country Allocation*
United States	95.9%
Netherlands	1.9%
Canada	1.1%
Mexico	1.1%

*	Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2006.

Claymore/Fiduciary Strategic Equity Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 97.1%
	Consumer Discretionary - 10.1%
300	Best Buy Co., Inc.	$13,941
600	Comcast Corp. - Class A (a)	15,432
300	Lowe’s Cos., Inc.	9,768
100	Nike, Inc. - Class B	10,447
300	Nordstrom, Inc.	15,927
100	Target Corp.	6,153
200	Walt Disney Co. (The)	6,852

		78,520

	Consumer Staples - 7.7%
200	PepsiCo, Inc.	12,630
300	Proctor & Gamble Co.	19,047
200	Walgreen Co.	8,942
200	Wal-Mart Stores, Inc.	9,660
200	Whole Foods Market, Inc.	9,554

		59,833

	Energy - 5.0%
300	Baker Hughes, Inc.	19,533
100	Chevron Corp.	6,861
400	Halliburton Co.	12,352

		38,746

	Financials - 18.7%
200	American International Group, Inc.	13,420
300	Bank of America Corp.	15,261
100	Bear Stearns Cos., Inc. (The)	15,224
200	CIT Group	11,294
200	Citigroup, Inc.	10,080
100	Goldman Sachs Group, Inc.	20,160
300	Lehman Brothers Holdings, Inc.	21,990
300	Wachovia Corp.	16,611
600	Wells Fargo & Co.	20,820

		144,860

	Health Care -12.4%
400	Coventry Health Care, Inc. (a)	21,768
200	Genentech, Inc. (a)	16,874
200	Gilead Sciences, Inc. (a)	14,312
200	Johnson & Johnson	12,610
600	Pfizer, Inc.	14,976
300	UnitedHealth Group, Inc.	15,660

		96,200

	Industrials - 16.9%
300	Caterpillar, Inc.	19,326
100	Deere & Co.	10,842
400	Emerson Electric Co.	17,236
100	FedEx Corp.	11,418
700	General Electric Co.	24,444
600	Honeywell International, Inc.	27,864
300	United Technologies Corp.	19,689

		130,819

	Information Technology - 18.3%
200	Apple Computer, Inc. (a)	16,922
200	Amdocs, Ltd. (a) (Channel Islands)	6,922
900	BEA Systems, Inc. (a)	10,737
400	Broadcom Corp. - Class A (a)	13,636
600	Cisco Systems, Inc. (a)	15,564
500	Corning, Inc. (a)	10,315
300	eBay, Inc. (a)	9,618
1,200	EMC Corp. (a)	16,740
600	Intel Corp.	11,910
500	Microsoft Corp.	14,085
500	Yahoo! Inc. (a)	15,430

		141,879

	Materials - 2.3%
100	EI Du Pont de Nemours & Co.	5,075
250	Monsanto Co.	13,172

		18,247

	Telecommunication Services - 5.7%
700	Sprint Nextel Corp.	13,496
500	Alltel Corp.	30,295

		43,791

	Total Common Stocks - 97.1% (Cost $711,157)	752,895

Contracts (100 shares per contract)	Call Options Purchased (a) - 2.5%	Expiration Date	Exercise Price	Market Value
10	NASDAQ-100 Trust, Series 1	January 2008	25.00	19,240

	Total Options Purchased - 2.5% (Cost $20,070)			19,240

	Total Investments - 99.6% (Cost $731,227)			772,135
	Other Assets in excess of Liabilities - 1.7%			13,320
	Total Options Written - (1.3%)			(10,281)

	Net Assets - 100.0%			$775,174

(a)	Non-income producing security.

Country Allocation*
United States	99.1%
Channel Islands	0.9%

*	Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2006.

Claymore/Fiduciary Strategic Equity Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
5	Alltel Corp.	July 2007	$65.00	$963
2	American International Group, Inc.	May 2007	75.00	35
2	Apple Computer, Inc.	July 2007	105.00	405
3	Bank of America Corp.	May 2007	57.50	37
1	Bear Stearns Cos., Inc. (The)	July 2007	180.00	218
3	Best Buy Co., Inc.	June 2007	55.00	195
3	Broadcom Corp.	May 2007	40.00	210
2	CIT Group	July 2007	65.00	145
1	Chevron	June 2007	75.00	120
6	Cisco System	January 2008	35.00	360
2	Comcast Corp. - Class A (b)	January 2008	30.00	375
3	Coventry Health Care, Inc	July 2007	60.00	330
1	Deere & Co.	April 2007	110.00	370
1	EI Du Pont de Nemours & Co.	April 2007	55.00	25
7	EMC Corp.	April 2007	15.00	140
4	Emerson Electric Co.	September 2007	50.00	200
1	FedEx Corp.	July 2007	120.00	480
2	Genentech, Inc.	September 2007	95.00	515
1	Gilead Sciences, Inc.	January 2008	80.00	520
1	Goldman Sachs Group, Inc.	July 2007	240.00	307
5	Honeywell International, Inc.	January 2008	50.00	1288
3	Intel Corp.	July 2007	25.00	49
2	Johnson & Johnson	January 2008	70.00	260
3	Lehman Brothers Holdings, Inc.	July 2007	90.00	270
3	Lowe’s Cos., Inc.	January 2008	40.00	293
2	Monsanto Co.	April 2007	60.00	90
10	NASDAQ-100 Index	March 2007	45.00	155
3	Nordstrom, Inc.	July 2007	60.00	405
2	PepsiCo, Inc.	April 2007	65.00	100
3	Proctor & Gamble Co.	January 2008	70.00	547
2	Sprint Nextel Corp.	May 2007	19.00	265
3	Unitedhealth Group, Inc.	January 2008	70.00	210
3	Wachovia Corp.	January 2008	65.00	240
2	Whole Foods Market, Inc.	May 2007	55.00	159

	Total Call Options Written (Premiums received $16,648)			$10,281

See notes to financial statements.

(a) Non-income producing security.

(b) Each contract represents 150 shares.

Claymore/Fiduciary Large Cap Core Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 12.7%
90	Best Buy Co., Inc.	$4,182
202	Comcast Corp. - Class A (a)	5,208
110	Lowe’s Cos., Inc.	3,582
75	MGM Mirage (a)	5,327
85	Nordstrom, Inc.	4,513

		22,812

	Consumer Staples - 4.0%
35	Pepsico, Inc.	2,210
76	Proctor & Gamble Co.	4,825

		7,035

	Energy - 4.7%
50	Baker Hughes, Inc.	3,256
40	Chevron Corp.	2,744
35	Exxon Mobil Corp.	2,509

		8,509

	Financials - 18.3%
75	American International Group, Inc.	5,033
25	Bear Stearns Cos., Inc. (The)	3,806
70	Citigroup, Inc.	3,528
30	Goldman Sachs Group, Inc.	6,048
90	Lehman Brothers Holdings, Inc.	6,597
100	Wells Fargo & Co.	3,470
80	Wachovia Corp.	4,430

		32,912

	Health Care - 15.5%
107	Coventry Health Care, Inc. (a)	5,823
55	Genentech, Inc. (a)	4,640
60	Gilead Sciences, Inc. (a)	4,294
150	Pfizer, Inc.	3,744
70	Sanofi-Aventis ADR (France)	2,969
122	UnitedHealth Group, Inc.	6,368

		27,838

	Industrials - 18.7%
50	Burlington Northern Santa Fe Corp.	3,960
70	Caterpillar, Inc.	4,509
25	Deere & Co.	2,711
40	FedEx Corp.	4,567
185	General Electric Co.	6,460
145	Honeywell International, Inc.	6,734
70	United Technologies Corp.	4,594

		33,535

	Information Technology - 21.4%
50	Apple Computer, Inc. (a)	4,231
175	BEA Systems, Inc. (a)	2,088
108	Broadcom Corp. - Class A (a)	3,682
165	Cisco Systems, Inc. (a)	4,280
130	Corning, Inc. (a)	2,682
80	Dell, Inc. (a)	1,828
420	EMC Corp. (a)	5,859
5	Google, Inc. (a)	2,247
165	Intel Corp.	3,275
80	Microsoft Corp.	2,254
82	Texas Instruments, Inc.	2,539
110	Yahoo!, Inc. (a)	3,395

		38,360

	Materials - 2.2%
75	Monsanto Co.	3,952

	Telecommunication Services - 2.6%
78	Alltel Corp.	4,726

	Total Investments - 100.1% (Cost $164,457)	179,679
	Liabilities in excess of other assets - (0 .1%)	(194)

	Net Assets - 100.0%	$179,485

(a) Non-income producing security.

ADR - American Depositary Receipt.

Country Allocation*
United States	98.3%
France	1.7%

*	Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2006.

Claymore Core Equity Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Consumer Discretionary - 12.2%
20	Abercrombie & Fitch Co. - Class A	$1,563
52	Brinker International, Inc.	1,769
40	Cheesecake Factory (The) (a)	1,092
60	Coach, Inc. (a)	2,832
30	Genuine Parts Co.	1,461
73	Home Depot, Inc.	2,891
25	Jos. A. Bank Clothiers, Inc. (a)	770
45	McDonald’s Corp.	1,967
25	Nike, Inc. - Class B	2,612
20	Panera Bread Co. - Class A (a)	1,225
30	Rare Hospitality International, Inc. (a)	926
60	Stride Rite Corp.	969
25	Toll Brothers, Inc. (a)	746
20	Toyota Motor Corp. - ADR (Japan)	2,670
85	Walt Disney Co. (The)	2,912

		26,405

	Consumer Staples - 7.8%
18	Alberto-Culver, Co.	399
35	Altria Group, Inc.	2,950
30	Campbell Soup Co.	1,225
39	Costco Wholesale Corp.	2,180
60	CVS Corp.	1,884
20	Kellogg Co.	998
40	Pepsico, Inc.	2,526
55	Walgreen Co.	2,459
50	Wal-Mart Stores, Inc.	2,415

		17,036

	Energy - 8.4%
20	Apache Corp.	1,371
55	Baker Hughes, Inc.	3,581
40	B.J. Services Co.	1,072
25	Chesapeake Energy Corp.	762
10	Chevron Corp.	686
20	Cimarex Energy Co.	698
25	ConocoPhillips	1,635
54	Exxon Mobil Corp.	3,871
35	Helix Energy Solutions Group (a)	1,175
24	Occidental Petroleum Corp.	1,108
38	Valero Energy Corp.	2,191

		18,150

	Financials - 21.6%
40	Aflac, Inc.	1,888
42	A.G. Edwards, Inc.	2,697
20	Alabama National Bancorp.	1,451
25	American Express Co.	1,422
52	Bank of America Corp.	2,645
35	Brown & Brown, Inc.	985
45	Capital One Financial Corp.	3,469
45	CIT Group, Inc.	2,541
60	Citigroup, Inc.	3,024
20	First Community Bancorp, Inc.	1,086
25	FPIC Insurance Group, Inc. (a)	1,106
14	Franklin Resources, Inc.	1,643
15	Goldman Sachs Group, Inc.	3,024
35	Hartford Financial Services Group	3,310
65	Marshall & Ilsley Corp.	3,089
50	Metlife, Inc.	3,157
20	Northern Trust Corp.	1,206
20	Philadelphia Consolidated Holding Co. (a)	918
69	Wachovia Corp.	3,821
96	Wells Fargo & Co.	3,331
24	Zenith National Insurance Corp.	1,156

		46,969

	Health Care - 12.9%
63	Aetna, Inc.	2,789
25	Amgen, Inc. (a)	1,607
55	AstraZeneca PLC - ADR (United Kingdom)	3,087
49	Biomet, Inc.	2,074
25	Biosite, Inc. (a)	1,328
20	Community Health Systems, Inc. (a)	745
20	Covance, Inc. (a)	1,233
45	Cytyc Corp. (a)	1,364
25	Genentech, Inc. (a)	2,109
35	Gilead Sciences, Inc. (a)	2,505
40	Johnson & Johnson	2,522
25	Stryker Corp.	1,550
45	UnitedHealth Group, Inc.	2,349
34	Wellpoint, Inc. (a)	2,699

		27,961

	Industrials - 10.7%
15	3M Co.	1,111
29	Caterpillar, Inc.	1,868
35	Danaher Corp.	2,507
30	General Dynamics Corp.	2,294
15	L-3 Communications Holdings, Inc.	1,306
40	Norfolk Southern Corp.	1,896
65	Old Dominion Freight Line (a)	2,022
44	Oshkosh Truck Corp.	2,361
42	Paccar, Inc.	2,919
15	Rockwell Collins, Inc.	982
40	Skywest, Inc.	1,022
25	United Parcel Service - Class B	1,755
20	United Technologies Corp.	1,313

		23,356

	Information Technology - 15.9%
26	Amphenol Corp. - Class A	1,678
75	Blue Coat Systems, Inc. (a)	2,425
148	Cisco Systems, Inc. (a)	3,839
24	Cognizant Technology Solutions - Class A (a)	2,165
25	Computer Sciences Corp. (a)	1,323
65	Dell, Inc. (a)	1,485
35	Digital River, Inc. (a)	1,939
55	eBay, Inc. (a)	1,763
185	EMC Corp. (a)	2,581
95	Intel Corp.	1,886
85	Microsoft Corp.	2,394
100	Motorola, Inc.	1,852
140	Oracle Corp. (a)	2,300
90	Paychex, Inc.	3,657
70	Western Digital Corp. (a)	1,342
65	Yahoo!, Inc. (a)	2,006

		34,635

	Materials - 3.8%
30	Air Products & Chemicals, Inc.	2,245
40	Dow Chemical Co.	1,752
30	Praxair, Inc.	1,851
20	Rohm & Haas Co.	1,057
50	Valspar Corp.	1,355

		8,260

	Telecommunication Services - 3.2%
40	Alltel Corp.	2,424
20	AT&T, Inc.	736
85	Verizon Communications, Inc.	3,182
41	Windstream Corp.	617

		6,959

	Utilities - 3.7%
20	Energen Corp.	970
25	Exelon Corp.	1,648
52	MDU Resources Group, Inc.	1,374
59	PPL Corp.	2,243
50	Southern Co.	1,790

		8,025

	Total Investments - 100.2% (Cost $193,819)	217,756
	Liabilities in excess of Other Assets - (0.2%)	(454)

	Net Assets - 100.0%	$217,302

ADR - American Depositary Receipt.

(a) Non-income producing security.

Country Allocation*
United States	97.4%
United Kingdom	1.4%
Japan	1.2%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2006.

At a meeting of the Board of Trustees of Claymore Trust on March 23, 2007, the Board voted to terminate the Claymore Core Equity Fund (the “Fund”) and to redeem the outstanding shares of the Fund. It is expected that the shares of the Fund will be redeemed on or about April 18, 2007. The Fund is closed to new investment and shareholders may redeem their shares until the date of termination.

Claymore/Zacks Multi-Cap Opportunities Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 95.4%
	Consumer Discretionary - 16.7%
300	Children’s Place Retail Stores, Inc. (The) (a)	$16,338
683	Goodyear Tire & Rubber Co. (The) (a)	16,815
241	Harley-Davidson, Inc.	15,882
445	Hasbro, Inc.	12,589
232	J.C. Penney Co., Inc.	18,818
243	Laureate Education, Inc. (a)	14,502
453	Marriott International, Inc. - Class A	21,703
499	McDonald’s Corp.	21,816
374	Phillips-Van Heusen Corp.	20,510
419	Priceline.com, Inc. (a)	21,960
42	Sears Holdings Corp. (a)	7,571
747	Staples, Inc.	19,437
366	The Men’s Wearhouse, Inc.	16,206

		224,147

	Consumer Staples - 11.8%
274	Archer-Daniels-Midland Co.	9,420
278	Colgate-Palmolive Co.	18,726
660	Hain Celestial Group, Inc. (a)	19,147
192	Kimberly-Clark Corp.	13,077
526	Kroger Co.	13,503
334	Pepsico, Inc.	21,092
166	Procter & Gamble Co.	10,539
413	Ralcorp Holdings, Inc. (a)	23,962
416	Safeway, Inc.	14,381
292	Wrigley (Wm.) Jr. Co.	14,542

		158,389

	Energy - 2.8%
240	Chevron Corp.	16,466
319	ConocoPhillips	20,869

		37,335

	Financials - 10.4%
329	Bank of America Corp.	16,736
448	E*Trade Financial Corp. (a)	10,344
194	Franklin Resources, Inc.	22,774
62	Goldman Sachs Group, Inc.	12,499
201	Hartford Financial Services Group	19,007
270	JPMorgan Chase & Co.	13,338
307	Metlife, Inc.	19,387
179	PNC Financial Services Group	13,122
383	W.R. Berkley Corp.	12,486

		139,693

	Health Care - 13.3%
181	Becton Dickinson & Co.	13,754
401	Dentsply International, Inc.	12,648
318	Edwards Lifesciences Corp. (a)	16,049
158	Genentech, Inc. (a)	13,331
141	Intuitive Surgical, Inc. (a)	15,665
278	Johnson & Johnson	17,528
231	Laboratory Corp. of America Holdings (a)	18,422
231	Manor Care, Inc.	12,377
675	Mylan Laboratories, Inc.	14,290
569	Schering-Plough Corp.	13,360
357	Thermo Fisher Scientific, Inc. (a)	16,161
191	WellPoint, Inc. (a)	15,163

		178,748

	Industrials - 14.9%
98	American Science & Engineering, Inc. (a)	5,014
168	Armor Holdings, Inc. (a)	10,700
189	Boeing Co.	16,494
150	Burlington Northern Santa Fe Corp.	11,879
217	Caterpillar, Inc.	13,979
374	Emerson Electric Co.	16,116
220	ESCO Technologies, Inc. (a)	9,590
139	FedEx Corp.	15,871
331	Gardner Denver, Inc. (a)	11,211
185	General Cable Corp. (a)	9,241
270	Macquarie Infrastructure Co. Trust	10,395
247	Manpower, Inc.	18,352
293	Raytheon Co.	15,690
176	Terex Corp. (a)	11,588
126	Triumph Group, Inc.	6,755
347	Watson Wyatt Worldwide, Inc. - Class A	16,680

		199,555

	Information Technology - 17.9%
490	Altera Corp. (a)	10,344
338	Autodesk, Inc. (a)	13,909
318	Automatic Data Processing, Inc.	15,833
507	Ciena Corp. (a)	15,955
620	Cisco Systems, Inc. (a)	16,083
429	Comverse Technology, Inc. (a)	9,429
368	Electronic Data Systems Corp.	10,311
411	Harris Corp.	20,172
338	Hewlett-Packard Co.	13,311
177	International Business Machines Corp.	16,463
451	MEMC Electronic Materials, Inc. (a)	23,258
491	Microsoft Corp.	13,831
394	Network Appliance, Inc. (a)	15,236
836	Oracle Corp. (a)	13,735
509	Synopsys, Inc (a)	13,020
494	VeriFone Holdings, Inc. (a)	19,291

		240,181

	Materials - 2.6%
233	Albemarle Corp.	19,071
659	Packaging Corp. of America	16,146

		35,217

	Telecommunication Services - 3.1%
220	America Movil S.A. de C.V. - ADR (Mexico)	9,636
860	AT&T, Inc.	31,648

		41,284

	Utilities - 1.9%
235	California Water Service Group	8,996
297	Integrys Energy Group, Inc.	16,555

		25,551

	Total Common Stocks - 95.4% (Cost $1,148,565)	1,280,100

	Investment Companies - 3.4%
335	iShares Russell 2000 Growth Index Fund	26,767
511	Utilities Select Sector SPDR	19,648

	(Cost $41,555)	46,415

	Total Investments - 98.8% (Cost $1,190,120)	1,326,515
	Other Assets in excess of Liabilities - 1.2%	15,882

	Net Assets - 100.0%	$1,342,397

ADR - American Depositary Receipt

(a) Non-income producing security.

Country Allocation*
United States	99.3%
Mexico	0.7%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	April 19, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	April 19, 2007